UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2011

Shares	COMMON STOCKS - 92.96%	Value
	Aerospace & Defense - 1.29%
222,800	CPI Aerostructures, Inc. (a)	$2,649,092
136,400	Ducommun, Inc.	2,995,344
		5,644,436
	Auto Parts & Equipment - 1.35%
375,000	Midas, Inc. (a)	2,666,250
427,281	SORL Auto Parts, Inc. (a)	3,234,517
		5,900,767
	Building Materials - 0.64%
245,500	Insteel Industries, Inc.	2,803,610
		2,803,610
	Business Services - 8.41%
261,000	Barrett Business Services, Inc.	3,841,920
97,000	Exponent, Inc. (a)	3,561,840
489,600	GP Strategies Corp. (a)	4,842,144
775,000	Innodata Isogen, Inc. (a)	2,193,250
600,000	PRGX Global, Inc. (a)	3,744,000
402,230	RCM Technologies, Inc. (a)	1,838,191
198,500	Rentrak Corporation (a)	5,447,833
230,000	The Dolan Media Co. (a)	3,153,300
347,100	Tier Technologies, Inc. (a)	2,009,709
381,221	Virtusa Corp. (a)	6,137,658
		36,769,845
	Chemical & Related Products - 3.08%
590,000	Aceto Corporation	5,079,900
225,000	KMG Chemicals, Inc.	3,831,750
364,707	Omnova Solutions, Inc. (a)	2,563,890
335,584	Penford Corp. (a)	1,983,301
		13,458,841
	Computers & Electronics - 2.74%
251,400	Astro-Med, Inc.	1,953,378
296,044	Cyberoptics Corp. (a)	2,824,260
580,000	PC-Tel, Inc. (a)	4,205,000
209,350	Rimage Corporation (a)	2,979,051
		11,961,689
	Construction & Engineering - 3.66%
327,700	Comfort Systems USA, Inc.	4,171,621
395,000	Furmanite Corp. (a)	3,009,900
655,600	Hill International, Inc. (a)	4,261,400
240,000	MFRI, Inc. (a)	2,613,600
150,981	Sterling Construction Company, Inc. (a)	1,941,616
		15,998,137
	Consumer Products - Manufacturing - 5.12%
255,308	Flexsteel Industries	4,319,811
700,000	Heelys, Inc.
	(Acquired 5/10/10, Cost $1,603,000) (a)(c)	2,086,000
616,281	Kimball International, Inc.	4,150,653
25,000	Middleby Corp. (a)	2,045,250
240,221	Orchids Paper Products Co. (a)	2,882,652
155,742	Steinway Musical Instruments, Inc. (a)	2,976,230
148,250	Universal Electronics, Inc. (a)	3,903,422
		22,364,018
	Consumer Services - 1.07%
595,900	Noah Education Holdings Ltd. - ADR(a)	1,179,882
550,000	Stewart Enterprises, Inc. - Class A	3,509,000
		4,688,882
	Electronic Equipment & Instruments - 1.06%
200,000	Methode Electronics, Inc.	2,364,000
353,000	NAM TAI Electronics, Inc.	2,280,380
		4,644,380

	Energy & Related Services - 8.98%
550,000	Cal Dive International, Inc. (a)	3,377,000
425,000	CE Franklin Ltd. (a)	3,315,000
342,911	Matrix Service Co. (a)	3,861,178
110,000	Michael Baker Corp. (a)	3,339,600
354,545	Mitcham Industries, Inc. (a)	3,903,541
650,000	Newpark Resources, Inc. (a)	3,887,000
173,299	PHI, Inc. (a)	3,573,425
305,000	Sino Clean Energy, Inc. (a)	2,074,000
656,565	TGC Industries, Inc. (a)	3,013,633
530,300	Union Drilling, Inc. (a)	3,871,190
653,100	Uranium Energy Corp. (a)	3,415,713
500,000	Ur-Energy, Inc. (a)	1,625,000
		39,256,280
	Environmental Services - 0.72%
2,000,000	Perma-Fix Environmental Services (a)	3,140,000
		3,140,000
	Financial Services - 4.33%
260,593	B of I Holding, Inc. (a)	3,937,560
257,525	Nicholas Financial, Inc. (a)	3,213,912
586,652	Sanders Morris Harris Group, Inc.	4,071,365
465,000	SWS Group, Inc.	2,176,200
463,482	U.S. Global Investors, Inc. - Class A	3,355,610
44,500	Virtus Investment Partners, Inc. (a)	2,148,015
		18,902,662
	Food - 3.02%
100,000	Cal-Maine Foods, Inc.	2,836,000
315,000	John B. Sanfilippo & Son, Inc. (a)	3,578,400
500,000	Landec Corp. (a)	3,130,000
449,500	Omega Protein Corp. (a)	3,667,920
		13,212,320
	Insurance - 0.49%
220,960	SeaBright Holdings, Inc.	2,145,521
		2,145,521
	Leisure - 1.73%
130,000	Ascent Media Corp. (a)	4,945,200
1,020,000	Century Casinos, Inc. (a)	2,601,000
		7,546,200
	Medical Supplies & Services - 10.08%
342,000	Albany Molecular Research, Inc. (a)	1,706,580
300,000	Allied Healthcare Products (a)	1,266,000
260,000	America Service Group, Inc.	4,386,200
750,000	BioScrip, Inc. (a)	3,885,000
360,000	Cornerstone Therapeutics, Inc. (a)	2,095,200
800,000	Five Star Quality Care, Inc. (a)	5,008,000
2,064,000	Hooper Holmes, Inc. (a)	1,671,840
325,000	Integramed America, Inc. (a)	3,100,500
275,000	Medical Action Industries, Inc. (a)	2,227,500
125,497	Psychemedics Corp.	1,056,685
550,000	Questcor Pharmaceuticals, Inc. (a)	8,503,000
125,900	The Ensign Group, Inc.	3,041,744
235,000	Transcend Services, Inc. (a)	4,331,050
200,000	Vivus, Inc. (a)	1,790,000
		44,069,299
	Military Equipment - 0.63%
500,000	Force Protection, Inc. (a)	2,770,000
		2,770,000
	Minerals & Resources - 0.49%
217,100	Fronteer Gold, Inc. (a)	2,140,606
		2,140,606

	Oil & Gas - 4.57%
420,000	GMX Resources, Inc. (a)	2,192,400
260,168	Hallador Energy Co.	2,838,433
595,553	Magnum Hunter Resources Corp. (a)	4,192,693
598,200	Star Gas Partners LP	3,230,280
400,000	U.S. Energy Corp. (a)	2,424,000
700,000	Vaalco Energy, Inc. (a)	5,096,000
		19,973,806
	Retail - 2.06%
554,155	PC Mall, Inc. (a)	3,879,085
106,523	Rush Enterprises, Inc. (a)	1,749,108
92,000	Systemax, Inc. (a)	1,256,720
426,500	Tuesday Morning Corp. (a)	2,111,175
		8,996,088
	Semiconductor Related Products - 3.85%
125,000	Amtech Systems, Inc. (a)	3,201,250
300,000	Anadigics, Inc. (a)	2,049,000
150,000	Cirrus Logic, Inc. (a)	3,154,500
665,029	FSI International, Inc. (a)	2,779,821
325,000	Integrated Silicon Solution, Inc. (a)	3,386,500
223,650	Rudolph Technologies, Inc. (a)	2,249,919
		16,820,990
	Software - 4.41%
617,000	American Software, Inc. - Class A	4,084,540
585,160	Clicksoftware Technologies Ltd. (a)	4,295,075
1,880,000	iPass, Inc.	2,914,000
325,000	ModusLink Global Solutions, Inc. (a)	1,992,250
350,000	Smith Micro Software, Inc. (a)	4,417,000
205,100	VASCO Data Security International, Inc. (a)	1,552,607
		19,255,472
	Specialty Manufacturing - 6.46%
100,500	AEP Industries, Inc. (a)	2,782,845
165,000	AM Castle & Co. (a)	2,588,850
563,900	China Gerui Advanced Materials Group Ltd. (a)	3,304,454
158,023	Courier Corp.	2,239,976
152,600	Douglas Dynamics, Inc.	2,224,908
910,000	Flanders Corp. (a)	3,321,500
19,576	Global Power Equipment Group, Inc. (a)	457,883
93,056	L.B. Foster Co. (a)	3,698,976
184,324	LMI Aerospace, Inc. (a)	3,451,467
129,775	Northern Technologies International Corp. (a)	1,959,602
100,000	Northwest Pipe Co. (a)	2,187,000
		28,217,461
	Telecommunications - 8.27%
871,004	Alvarion Ltd. (a)	1,768,138
225,000	City Telecom HK Ltd. - ADR	3,147,750
500,000	Cogo Group, Inc. (a)	4,380,000
350,000	DragonWave, Inc. (a)	2,492,000
675,000	Gilat Satellite Networks Ltd. (a)	3,483,000
350,000	Globecomm Systems, Inc. (a)	3,311,000
500,000	Harmonic, Inc. (a)	4,220,000
250,000	Oplink Communications, Inc. (a)	6,195,000
350,000	RADVision Ltd. (a)	3,640,000
421,600	Seachange International, Inc. (a)	3,490,848
		36,127,736
	Transportation - 4.45%
589,300	Grupo TMM S.A. - ADR(a)	1,467,357
150,000	Hornbeck Offshore Services, Inc. (a)	3,561,000
400,000	Republic Airways Holdings, Inc. (a)	2,568,000
200,000	Scorpio Tankers, Inc. (a)	1,962,000
1,100,000	Star Bulk Carriers Corp.	2,849,000
430,100	StealthGas, Inc. (a)	2,980,593
169,700	USA Truck, Inc. (a)	2,036,400
150,500	Vitran Corporation, Inc. (a)	2,045,295
		19,469,645
	TOTAL COMMON STOCKS (Cost $361,823,072)	$406,278,691

Shares	REAL ESTATE INVESTMENT TRUSTS - 1.39%	Value
	Real Estate - 1.39%
390,000	Monmouth Real Estate Investment Corp. - Class A	$3,209,700
200,000	Whitestone Real Estate Investment Trust	2,882,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,433,149)	$6,091,700

Contracts	WARRANTS - 0.00%	Value
598	Lantronix, Inc.
	Expiration: 02/09/2011, Exercise Price $0.85 (b)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	MONEY MARKET FUNDS - 5.44%	Value
1,177,567	Alpine Municipal Money Market Fund, 0.199%	$1,177,567
22,600,000	Fidelity Institutional Money Market Fund, 0.146%	22,600,000
	TOTAL MONEY MARKET FUNDS (Cost $23,777,567)	$23,777,567

	Total Investments
	(Cost $391,033,788) - 99.79%	$436,147,958
	Other Assets in Excess of Liabilities - 0.21%	921,661
	TOTAL NET ASSETS - 100.00%	$437,069,619

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
	Directors. This security represents $0 or 0.00% of the Fund's Net Assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration,
	normally to qualified institutional buyers. At January 31, 2011, the value of restricted securities amounted to $2,086,000
	or 0.48% of Net Assets.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments		$391,033,788

Gross unrealized appreciation		85,723,507
Gross unrealized depreciation		(40,609,337)
Net unrealized depreciation		$45,114,170

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.  Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund.  The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities.  These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011:

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$40,237,040	$-	$-	$40,237,040
Consumer Staples	12,964,972	-	-	12,964,972
Energy	60,207,156		-	60,207,156
Financials	21,048,183	-	-	21,048,183
Health Care	44,069,299	-	-	44,069,299
Industrials	91,038,493	-	-	91,038,493
Information Technology	101,672,840	1,953,378	-	103,626,218
Materials	26,709,300	-	-	26,709,300
Telecommunication Services	3,147,750	-	-	3,147,750
Utilities	3,230,280	-	-	3,230,280
Total Common Stocks	404,325,313	1,953,378	-	406,278,691
Real Estate Investment Trusts	6,091,700			6,091,700
Short-Term Investments	23,777,567	-	-	23,777,567
Total Investments in Securities	$434,194,580	$1,953,378	$-	$436,147,958

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)          /s/ Michael J. Corbett
Michael J. Corbett, President

Date          3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael J. Corbett
Michael J. Corbett, President

Date           3/31/11

By (Signature and Title)*       /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date          3/29/11

* Print the name and title of each signing officer under his or her signature.